Shareholder Report, Line Graph (Details) ITLK_MassMutual Overseas Fund_Class R3_TSR Annual {Class R3} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R3
Account Value [Line Items]
Accumulated Value	$ 18,416	$ 15,187	$ 12,070	$ 16,142	$ 12,485	$ 12,635	$ 12,726	$ 12,823	$ 10,363	$ 10,000	$ 20,321
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value	$ 19,070	$ 15,285	$ 12,165	$ 16,248	$ 12,923	$ 12,859	$ 13,034	$ 12,687	$ 10,652	$ 10,000	$ 21,928